Related Party Transactions - Additional Information (Detail) - USD ($)					1 Months Ended	2 Months Ended
	Mar. 31, 2021	Mar. 10, 2021	Feb. 01, 2021	Jan. 29, 2021	Jan. 31, 2021	Mar. 31, 2021	Feb. 08, 2021
Stock Issued During Period, Value, Issued for Services						$ 416,344,118
Sponser [Member]
Maximum Borrowing Capacity							$ 300,000
Founder shares [Member]
Stock Issued During Period, Shares, Issued for Services				10,000,000	10,000,000
Stock Issued During Period, Value, Issued for Services				$ 25,000	$ 25,000
Class A Common Stock
Stock Issued During Period, Shares, Issued for Services						41,634,412
Stock Issued During Period, Value, Issued for Services						$ 4,164
Class A Common Stock | Triggering Events Stock Trading Price One [Member]
Conversion of share, price per share			$ 20.00			$ 20.00
Class A Common Stock | Triggering Events Stock Trading Price Two [Member]
Conversion of share, price per share			25.00			25.00
Class A Common Stock | Triggering Events Stock Trading Price Three [Member]
Conversion of share, price per share			$ 30.00			30.00
Class A Common Stock | Private Placement
Sale of stock, number of shares issued in transaction	1,100,000
Sale of stock, price per share	$ 10.00					10.00
Sale of stock, consideration received per transaction	$ 11,000,000		$ 11,000,000.0
Stock price threshold limit	$ 12.00					12.00
Class A Common Stock | Forward Purchase Agreement [Member]
Sale of stock, number of shares issued in transaction	1,000,000		1,000,000
Sale of stock, price per share	$ 10.00		$ 10.00			$ 10.00
Sale of stock, consideration received per transaction	$ 10,000,000		$ 10,000,000
Class A Common Stock | Private Placement, Including Over-Allotment Option
Sale of stock, consideration received per transaction			$ 12,200,000
Class B Common Stock
Stock Issued During Period, Shares, Issued for Services		120,000
Stock Issued During Period, Value, Issued for Services		$ 300
Class B Founder Shares [Member]
Stock Issued During Period, Shares, Issued for Services				5,000,000	5,000,000
Percent of stock convertible	15.00%		15.00%			15.00%
Class K Founder Shares
Stock Issued During Period, Shares, Issued for Services				5,000,000	5,000,000
Percent of stock convertible	30.00%		30.00%			30.00%